Organization and Principal Activities (Details) - Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated - Predecessor [Member]
¥ in Thousands
12 Months Ended
Jun. 30, 2022 CNY (¥)
Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	¥ 11,061
Sales and marketing expenses	39,578
Research and development expenses	31,324
General and administrative expenses	28,677
Total	110,640
Share Based Compensation [Member]
Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	10,984
Sales and marketing expenses	32,406
Research and development expenses	30,986
General and administrative expenses	26,612
Total	100,988
Others [Member]
Schedule of Cost of Revenues, Sales and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses Allocated [Line Items]
Cost of revenues	77
Sales and marketing expenses	7,172
Research and development expenses	338
General and administrative expenses	2,065
Total	¥ 9,652